Quarterly Holdings Report
for
Fidelity® Series All-Sector Equity Fund
April 30, 2023
ASE-NPRT1-0623
1.884782.111
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	54,850	969,200
Entertainment - 1.7%
Activision Blizzard, Inc.	120,711	9,380,452
Cinemark Holdings, Inc. (a)(b)	172,600	2,913,488
Lions Gate Entertainment Corp. Class B (a)	120,400	1,284,668
Netflix, Inc. (a)	55,610	18,347,407
Spotify Technology SA (a)	21,770	2,908,472
Take-Two Interactive Software, Inc. (a)	25,100	3,119,679
The Walt Disney Co. (a)	79,587	8,157,668
Warner Bros Discovery, Inc.	55,993	762,065
World Wrestling Entertainment, Inc. Class A (b)	33,621	3,603,163
		50,477,062
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (a)	405,500	43,526,370
Class C (a)	429,020	46,428,544
Angi, Inc. (a)	253,400	582,820
IAC, Inc. (a)	6,380	330,293
Meta Platforms, Inc. Class A (a)	202,140	48,578,285
Pinterest, Inc. Class A (a)	40,900	940,700
Snap, Inc. Class A (a)	339,620	2,958,090
Zoominfo Technologies, Inc. (a)	9,230	202,229
		143,547,331
Media - 0.9%
Altice U.S.A., Inc. Class A (a)	161,130	563,955
Charter Communications, Inc. Class A (a)	22,900	8,443,230
Comcast Corp. Class A	281,538	11,647,227
DISH Network Corp. Class A (a)	17,200	129,172
Liberty Broadband Corp.:
Class A (a)	55,000	4,649,150
Class C (a)	24,000	2,034,720
		27,467,454
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	67,452	9,706,343
TOTAL COMMUNICATION SERVICES		232,167,390
CONSUMER DISCRETIONARY - 9.6%
Automobile Components - 0.1%
Aptiv PLC (a)	34,600	3,558,956
Automobiles - 0.9%
Tesla, Inc. (a)	169,000	27,768,390
Broadline Retail - 2.8%
Amazon.com, Inc. (a)	791,400	83,453,130
Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc. (a)	4,390	11,792,901
Chipotle Mexican Grill, Inc. (a)	4,400	9,097,528
Draftkings Holdings, Inc.	140,100	3,069,591
Marriott International, Inc. Class A	62,400	10,566,816
McDonald's Corp.	24,500	7,245,875
Planet Fitness, Inc. (a)	61,200	5,088,168
Starbucks Corp.	121,900	13,931,951
Sweetgreen, Inc. Class A (a)	19,729	156,648
Wingstop, Inc.	21,400	4,282,354
Yum! Brands, Inc.	29,300	4,118,994
		69,350,826
Household Durables - 0.2%
D.R. Horton, Inc.	58,800	6,457,416
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)	58,500	519,480
YETI Holdings, Inc. (a)	23,600	931,020
		1,450,500
Specialty Retail - 2.0%
O'Reilly Automotive, Inc. (a)	8,400	7,705,404
RH (a)	7,100	1,811,423
Signet Jewelers Ltd. (b)	46,000	3,384,680
The Home Depot, Inc.	44,679	13,427,827
TJX Companies, Inc.	300,196	23,661,449
Ulta Beauty, Inc. (a)	9,000	4,962,870
Victoria's Secret & Co. (a)	39,400	1,221,794
Warby Parker, Inc. (a)	107,800	1,135,134
		57,310,581
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	22,700	942,050
Crocs, Inc. (a)	36,000	4,452,120
NIKE, Inc. Class B	133,300	16,891,776
Ralph Lauren Corp. (b)	70,500	8,092,695
Tapestry, Inc.	59,000	2,407,790
Wolverine World Wide, Inc.	54,300	908,982
		33,695,413
TOTAL CONSUMER DISCRETIONARY		283,045,212
CONSUMER STAPLES - 6.8%
Beverages - 2.6%
Boston Beer Co., Inc. Class A (a)	4,419	1,403,077
Celsius Holdings, Inc. (a)	21,600	2,064,312
Constellation Brands, Inc. Class A (sub. vtg.)	51,566	11,832,850
Duckhorn Portfolio, Inc. (a)	58,744	887,034
Keurig Dr. Pepper, Inc.	190,051	6,214,668
Monster Beverage Corp.	162,912	9,123,072
PepsiCo, Inc.	116,603	22,258,347
The Coca-Cola Co.	374,534	24,026,356
		77,809,716
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	93,558	1,955,362
Costco Wholesale Corp.	38,757	19,503,298
Dollar Tree, Inc. (a)	42,400	6,517,304
Target Corp.	30,200	4,764,050
Walmart, Inc.	104,370	15,756,739
		48,496,753
Food Products - 1.1%
Freshpet, Inc. (a)(b)	54,373	3,750,106
Lamb Weston Holdings, Inc.	26,369	2,948,318
McCormick & Co., Inc. (non-vtg.)	41,931	3,683,638
Mondelez International, Inc.	166,225	12,752,782
Sovos Brands, Inc. (a)	89,790	1,539,899
The Hershey Co.	21,209	5,791,330
TreeHouse Foods, Inc. (a)	19,351	1,030,441
		31,496,514
Household Products - 1.2%
Procter & Gamble Co.	232,943	36,427,626
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	27,853	6,871,892
Olaplex Holdings, Inc. (a)	76,200	281,940
		7,153,832
TOTAL CONSUMER STAPLES		201,384,441
ENERGY - 4.6%
Energy Equipment & Services - 0.7%
Expro Group Holdings NV (a)	211,700	4,210,713
Schlumberger Ltd.	254,100	12,539,835
Weatherford International PLC (a)	70,400	4,549,952
		21,300,500
Oil, Gas & Consumable Fuels - 3.9%
Exxon Mobil Corp.	629,224	74,462,368
Hess Corp.	118,600	17,204,116
Phillips 66 Co.	130,600	12,929,400
Valero Energy Corp.	84,000	9,632,280
		114,228,164
TOTAL ENERGY		135,528,664
FINANCIALS - 13.4%
Banks - 5.3%
Bank of America Corp.	1,285,933	37,652,118
Citigroup, Inc.	487,187	22,931,892
Citizens Financial Group, Inc.	99,153	3,067,794
JPMorgan Chase & Co.	117,328	16,219,423
KeyCorp	272,300	3,066,098
M&T Bank Corp.	30,159	3,794,002
PNC Financial Services Group, Inc.	18,319	2,386,050
Truist Financial Corp.	190,800	6,216,264
U.S. Bancorp	514,563	17,639,220
Wells Fargo & Co.	966,373	38,413,327
Zions Bancorp NA	109,700	3,056,242
		154,442,430
Capital Markets - 1.3%
Bank of New York Mellon Corp.	355,709	15,149,646
BlackRock, Inc. Class A	9,832	6,599,238
Cboe Global Markets, Inc.	21,508	3,004,668
State Street Corp.	151,329	10,935,034
StepStone Group, Inc. Class A	39,296	865,691
Virtu Financial, Inc. Class A	91,018	1,824,911
		38,379,188
Consumer Finance - 0.3%
American Express Co.	11,505	1,856,217
Capital One Financial Corp.	75,982	7,393,049
NerdWallet, Inc. (a)	14,993	203,455
		9,452,721
Financial Services - 2.7%
Apollo Global Management, Inc.	197,513	12,520,349
Block, Inc. Class A (a)	144,624	8,791,693
Fiserv, Inc. (a)	90,644	11,069,445
FleetCor Technologies, Inc. (a)	10,000	2,139,200
MGIC Investment Corp.	217,862	3,239,608
PayPal Holdings, Inc. (a)	125,122	9,509,272
Visa, Inc. Class A	135,624	31,563,774
Voya Financial, Inc. (b)	20,700	1,583,136
		80,416,477
Insurance - 3.8%
Arch Capital Group Ltd. (a)	69,176	5,193,042
Arthur J. Gallagher & Co.	34,719	7,223,635
Chubb Ltd.	64,300	12,960,308
Globe Life, Inc.	66,280	7,192,706
Hartford Financial Services Group, Inc.	193,438	13,732,164
Marsh & McLennan Companies, Inc.	57,957	10,443,272
Progressive Corp.	125,000	17,050,000
Reinsurance Group of America, Inc.	27,800	3,956,496
The Travelers Companies, Inc.	166,576	30,173,577
Unum Group	109,500	4,620,900
		112,546,100
TOTAL FINANCIALS		395,236,916
HEALTH CARE - 14.4%
Biotechnology - 2.5%
Biogen, Inc. (a)	42,800	13,021,044
Gilead Sciences, Inc.	308,800	25,386,448
Regeneron Pharmaceuticals, Inc. (a)	7,900	6,334,141
Sarepta Therapeutics, Inc. (a)	30,300	3,719,931
Vertex Pharmaceuticals, Inc. (a)	75,700	25,793,261
		74,254,825
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	138,400	15,289,048
Boston Scientific Corp. (a)	643,210	33,524,105
Intuitive Surgical, Inc. (a)	49,600	14,940,512
Masimo Corp. (a)	39,000	7,376,460
ResMed, Inc.	26,200	6,313,152
Stryker Corp.	92,500	27,717,625
		105,160,902
Health Care Providers & Services - 3.8%
agilon health, Inc. (a)	229,666	5,573,994
AmerisourceBergen Corp.	114,300	19,070,955
Humana, Inc.	27,500	14,588,475
Option Care Health, Inc. (a)	254,200	8,172,530
Surgery Partners, Inc. (a)	347,062	13,764,479
UnitedHealth Group, Inc.	102,800	50,586,852
		111,757,285
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	16,400	2,936,912
Life Sciences Tools & Services - 1.2%
IQVIA Holdings, Inc. (a)	40,300	7,585,669
Thermo Fisher Scientific, Inc.	48,000	26,635,200
		34,220,869
Pharmaceuticals - 3.2%
Eli Lilly & Co.	109,166	43,214,453
Merck & Co., Inc.	312,700	36,107,469
Royalty Pharma PLC	458,700	16,123,305
		95,445,227
TOTAL HEALTH CARE		423,776,020
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.2%
Howmet Aerospace, Inc.	133,300	5,903,857
Lockheed Martin Corp.	40,200	18,670,890
Northrop Grumman Corp.	15,500	7,149,685
Raytheon Technologies Corp.	52,748	5,269,525
The Boeing Co. (a)	91,675	18,956,557
TransDigm Group, Inc.	11,200	8,568,000
		64,518,514
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	25,000	4,495,250
Building Products - 0.7%
Trane Technologies PLC	111,700	20,754,977
Electrical Equipment - 0.9%
AMETEK, Inc.	136,600	18,841,238
Hubbell, Inc. Class B	24,800	6,679,136
Nextracker, Inc. Class A	68,900	2,169,661
		27,690,035
Ground Transportation - 1.4%
CSX Corp.	519,800	15,926,672
Old Dominion Freight Lines, Inc.	40,700	13,039,873
Uber Technologies, Inc. (a)	368,260	11,434,473
		40,401,018
Industrial Conglomerates - 1.0%
General Electric Co.	196,089	19,406,928
Honeywell International, Inc.	51,000	10,191,840
		29,598,768
Machinery - 3.0%
Caterpillar, Inc.	52,500	11,487,000
Deere & Co.	20,500	7,749,410
Dover Corp.	110,100	16,092,216
Fortive Corp.	282,400	17,816,616
Ingersoll Rand, Inc.	262,900	14,990,558
Parker Hannifin Corp.	59,600	19,362,848
		87,498,648
Passenger Airlines - 0.1%
Delta Air Lines, Inc. (a)	126,900	4,353,939
TOTAL INDUSTRIALS		279,311,149
INFORMATION TECHNOLOGY - 24.3%
Electronic Equipment, Instruments & Components - 1.0%
Corning, Inc.	900	29,898
Flex Ltd. (a)	468,300	9,632,931
Jabil, Inc.	261,317	20,421,924
		30,084,753
IT Services - 2.2%
Accenture PLC Class A	72,600	20,349,054
Amdocs Ltd.	90,600	8,267,250
EPAM Systems, Inc. (a)	62,300	17,596,012
MongoDB, Inc. Class A (a)	62,600	15,021,496
Snowflake, Inc. (a)	16,300	2,413,704
		63,647,516
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)	219,526	19,619,039
First Solar, Inc. (a)	41,000	7,485,780
Marvell Technology, Inc.	292,200	11,536,056
Microchip Technology, Inc.	230,330	16,811,787
NVIDIA Corp.	225,320	62,524,047
NXP Semiconductors NV	57,400	9,398,676
onsemi (a)	280,568	20,189,673
		147,565,058
Software - 9.9%
Datadog, Inc. Class A (a)	89,400	6,023,772
Intuit, Inc.	72,800	32,319,560
Microsoft Corp.	640,200	196,707,843
Oracle Corp.	164,200	15,553,024
Palo Alto Networks, Inc. (a)	66,300	12,097,098
Paycom Software, Inc. (a)	52,800	15,331,536
Salesforce, Inc. (a)	70,500	13,985,085
UiPath, Inc. Class A (a)	94,700	1,333,376
Workday, Inc. Class A (a)	100	18,614
		293,369,908
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	1,053,936	178,831,860
Dell Technologies, Inc.	73,900	3,213,911
HP, Inc.	1,000	29,710
		182,075,481
TOTAL INFORMATION TECHNOLOGY		716,742,716
MATERIALS - 2.6%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	21,377	6,292,534
Ashland, Inc.	17,200	1,747,692
Celanese Corp. Class A	29,200	3,102,208
CF Industries Holdings, Inc.	1,400	100,212
Corteva, Inc.	78,400	4,791,808
DuPont de Nemours, Inc.	47,785	3,331,570
Ecolab, Inc.	1,482	248,739
International Flavors & Fragrances, Inc.	12,512	1,213,164
Linde PLC	46,486	17,174,253
LyondellBasell Industries NV Class A	45,500	4,304,755
Olin Corp.	42,700	2,365,580
The Chemours Co. LLC	73,400	2,133,738
Tronox Holdings PLC	112,700	1,542,863
Westlake Corp.	10,700	1,217,446
		49,566,562
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,939	1,793,845
Vulcan Materials Co.	10,500	1,838,760
		3,632,605
Containers & Packaging - 0.2%
Aptargroup, Inc.	28,200	3,341,982
Crown Holdings, Inc.	4,100	351,698
Greif, Inc. Class A	30,236	1,898,518
		5,592,198
Metals & Mining - 0.6%
Alcoa Corp.	33,700	1,251,618
Freeport-McMoRan, Inc.	302,834	11,480,437
Newmont Corp.	35,100	1,663,740
Reliance Steel & Aluminum Co.	13,069	3,238,498
		17,634,293
TOTAL MATERIALS		76,425,658
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
American Tower Corp.	39,900	8,155,161
Corporate Office Properties Trust (SBI)	92,900	2,126,481
Crown Castle International Corp.	30,100	3,705,009
CubeSmart	28,500	1,296,465
Digital Realty Trust, Inc.	8,500	842,775
Equinix, Inc.	14,900	10,788,792
Equity Lifestyle Properties, Inc.	104,600	7,206,940
Essex Property Trust, Inc.	20,400	4,482,492
Host Hotels & Resorts, Inc.	315,000	5,093,550
Invitation Homes, Inc.	280,100	9,346,937
Life Storage, Inc.	9,900	1,330,362
Mid-America Apartment Communities, Inc.	26,800	4,121,840
Prologis (REIT), Inc.	84,900	10,633,725
Simon Property Group, Inc.	6,800	770,576
Ventas, Inc.	70,400	3,382,720
Welltower, Inc.	98,900	7,834,858
		81,118,683
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	130,400	1,284,440
Jones Lang LaSalle, Inc. (a)	7,400	1,028,896
		2,313,336
TOTAL REAL ESTATE		83,432,019
UTILITIES - 2.7%
Electric Utilities - 1.9%
Constellation Energy Corp.	80,897	6,261,428
Edison International	49,200	3,621,120
Exelon Corp.	96,293	4,086,675
FirstEnergy Corp.	41,200	1,639,760
NextEra Energy, Inc.	192,214	14,729,359
PG&E Corp. (a)	645,493	11,044,385
PPL Corp.	126,100	3,621,592
Southern Co.	171,800	12,635,890
		57,640,209
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	98,000	2,338,280
Multi-Utilities - 0.6%
Dominion Energy, Inc.	106,141	6,064,897
NiSource, Inc.	108,100	3,076,526
Sempra Energy	51,044	7,936,832
		17,078,255
Water Utilities - 0.1%
American Water Works Co., Inc.	24,900	3,691,425
TOTAL UTILITIES		80,748,169
TOTAL COMMON STOCKS (Cost $1,866,745,452)		2,907,798,354

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Astera Labs, Inc.:
Series A(c)(d)	21,543	191,517
Series B(c)(d)	3,668	32,609
Series C(a)(c)(d)	107,300	953,897
Series D(c)(d)	73,122	650,055
GaN Systems, Inc.:
Series F1(a)(c)(d)	11,470	126,973
Series F2(a)(c)(d)	6,057	67,051
		2,022,102
Software - 0.0%
Skyryse, Inc. Series B (a)(c)(d)	37,900	798,932

TOTAL INFORMATION TECHNOLOGY		2,821,034

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (a)(d)	69,906	862,640

TOTAL PREFERRED STOCKS (Cost $3,703,027)		3,683,674

U.S. Treasury Obligations - 0.1%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.43% to 4.59% 6/1/23 (f) (Cost $1,862,899)	1,870,000	1,863,112

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(d)(g) (Cost $268,858)	268,858	329,970

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (h)	60,032,012	60,044,018
Fidelity Securities Lending Cash Central Fund 4.88% (h)(i)	20,456,704	20,458,750
TOTAL MONEY MARKET FUNDS (Cost $80,501,647)		80,502,768

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $1,953,081,883)	2,994,177,878
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(43,766,264)
NET ASSETS - 100.0%	2,950,411,614

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	139	Jun 2023	29,110,075	1,818,710	1,818,710

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,151,004 or 0.1% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,863,112.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Astera Labs, Inc. Series A	5/17/22	219,082

Astera Labs, Inc. Series B	5/17/22	37,302

Astera Labs, Inc. Series C	8/24/21	360,721

Astera Labs, Inc. Series D	5/17/22	743,614

GaN Systems, Inc. Series F1	11/30/21	97,266

GaN Systems, Inc. Series F2	11/30/21	51,363

GaN Systems, Inc. 0%	11/30/21	268,858

Skyryse, Inc. Series B	10/21/21	935,371

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	50,159,426	232,550,002	222,665,410	538,508	-	-	60,044,018	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	8,469,600	50,169,252	38,180,102	2,707	-	-	20,458,750	0.1%
Total	58,629,026	282,719,254	260,845,512	541,215	-	-	80,502,768

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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